FINANCIAL INSTRUMENTS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Assets:
Current portion of investment	¥ 1,063	¥ 101,064
Trade accounts receivable	1,541,422	860,202
Liabilities:
Trade accounts payable	432,188	323,898
Carrying Value
Assets:
Cash and cash equivalents	2,718,261	1,378,444
Current portion of investment	1,063	101,064
Trade accounts receivable	1,541,422	860,202
Liabilities:
Trade accounts payable	432,188	323,898
Short- term bank borrowing	36,000
Long-term debt:
Bank borrowings	1,224,668	712,600
Total Fair Value
Assets:
Cash and cash equivalents	2,718,261	1,378,444
Current portion of investment	1,063	101,064
Trade accounts receivable	1,541,422	860,202
Liabilities:
Trade accounts payable	432,188	323,898
Short- term bank borrowing	36,000
Long-term debt:
Bank borrowings	¥ 1,226,651	¥ 713,612